Business Combinations (Details 2)	Oct. 31, 2022 USD ($)
Net identifiable assets acquired	$ 1,434,192
Goodwill	245,339
Gross purchase price allocation	1,679,531
Purchase consideration (60% controlling interest)	$ 1,007,719